Share capital (Tables)	12 Months Ended
Jun. 30, 2026
Text block [Abstract]
Summary of Share Capital

	2026	2025	2024
	shares	shares	shares
Share capital issued - BHP Group Limited
Opening number of shares	5,075,992,235	5,071,530,817	5,065,820,556
Issue of shares	5,399,471	4,461,418	5,710,261
Purchase of shares by ESOP Trusts	(5,373,388)	(4,438,680)	(5,687,667)
Employee share awards exercised following vesting	4,846,302	4,994,832	5,841,767
Movement in treasury shares under Employee Share Plans	527,086	(556,152)	(154,100)
Closing number of shares	5,081,391,706	5,075,992,235	5,071,530,817

Comprising:
Shares held by the public	5,080,163,098	5,075,290,713	5,070,273,143
Treasury shares	1,228,608	701,522	1,257,674